UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


                               {HGK Logo Omitted]


                                      HGK
                                EQUITY VALUE FUND




                         SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 2006






                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

HGK EQUITY VALUE FUND                            THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Manager's Discussion and Analysis of Fund Performance.......................   2
Statement of Net Assets.....................................................   4
Statement of Operations.....................................................   6
Statement of Changes in Net Assets..........................................   7
Financial Highlights........................................................   8
Notes to Financial Statements...............................................   9
Disclosure of Fund Expenses.................................................  12




The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


PERFORMANCE SUMMARY

For the six months ended April 30, 2006, the Fund returned 12.63%. The Fund's performance benchmark, the Wilshire Target Large Value Index, posted a return of 15.25% over the same period while the S&P 500 returned 9.64%.

Despite much global uncertainty both economically and politically, domestic equities posted solid gains in the first quarter. Strength was seen across all capitalization ranges and investment styles. Small and mid cap shares continued to outperform large caps while value bested growth once again. The market's performance appears to indicate the economic expansion is on track and although there are upside risks to inflation, the Federal Reserve's vigilance is being well received. The new Fed Chairman, Ben Bernanke, is intent on maintaining continuity with the policies and policy strategy of his predecessor. The emphasis of the Federal Reserve will include maintaining low and stable inflation and maximum stable employment. Also important will be balancing a consistent policy strategy with flexibility and judgment. Finally, Mr. Bernanke is intent on letting the public in on the policy conversation as a means of conditioning expectations and improving policy effectiveness.

OUTLOOK

The U.S. economy has exhibited remarkable staying power. Growth has remained fairly strong and inflation well behaved despite soaring energy and commodity prices. The consumer continues to show confidence as reasonably strong employment growth fuels spending. Despite this, the risks and uncertainty going forward are considerable and will keep the market volatile. Concerns about an inverted yield curve as a predictive indicator of an impending recession are significant. This may have more to do with a global savings glut keeping interest rates low but is still worrisome. Widespread perception that slowing wealth and mortgage equity withdrawals are threatening economic growth is another significant consideration. The potential magnitude of the risks from a rapid adjustment downward in home prices to both consumer and bank balance sheets cannot be ignored. While the economy has held up well so far in the face of surging energy prices, how resilient will it be should they climb higher? These risks will weigh on equity markets throughout the year and beyond.

On the positive side, these risks are well known and may already be factored into equity valuations. The lack of P/E multiple expansion during this market cycle may be indicative of this. Interest rates and inflation are still relatively low which are supporting prices and valuation. Overall, the market appears fairly valued. Corporate earnings growth rates while slowing are still positive. Cash flows are strong and have been utilized by companies to pay down debt, buy back stock and raise dividends. All things considered we are positive for the balance of the year. Returns will be driven by earnings growth as opposed to the more typical P/E expansion driven bull markets of the past.

Given our expectations and considering the amount of uncertainty present in this investment environment, our strategy is to concentrate on sectors and companies with a fair degree of certainty of revenue and earnings growth generation. Healthcare, Energy, and Capital Goods are areas that fit this strategy. In addition, the Consumer Staples sector, especially food and beverage stocks are beginning to appear in our value screens. The defensive characteristics as well as the stability of their earnings have some appeal given our market outlook.

HEALTHCARE has been under-owned by investors due to concerns over issues such as generic competition, patent expiration, thin drug pipelines, political pressure and the potential for product liability. These risks however are well known and appear to be reflected in historically low valuation levels. Despite these issues the demographics of an aging population will result in strong demand for healthcare services for the foreseeable future. HGK continues to overweight this segment of the market.

ENERGY & CAPITAL GOODS - Emerging economies have prospered as a consequence of globalization. Their national incomes are rising rapidly as the global boom has stimulated the demand for their industrial commodities (including oil) and their commoditized manufactured goods. So they are running trade surpluses and accumulating international reserves. These emerging economies are increasing their domestic spending especially on their infrastructure. By way of example, China may need to spend $180 billion more than planned on power generation by 2020. We continue to believe that one of the best ways to play the global economic boom is by overweighting Industrials and Energy.

Further supporting this case is that domestic capital expenditures have increased only about 75% of the typical cyclical advance in the past expansions. Pent-up demand for capital goods remains strong; rising operating rates and the returns and pricing power that accompany them have reached the point where adding capacity makes sense. Investors are starting to reward managers for growth. Also, the surge in energy prices has made "old capacity" obsolete spurring the need for new, more energy-efficient equipment and facilities.

CONSUMER STAPLES - We are warming up to the Staples sector as we expect a deceleration in discretionary spending. This sector which is known for its defensive characteristics should exhibit improved relative earnings momentum, improving demand patterns and if GDP growth shows sequential softening investor interest may shift to Staples over more economically sensitive stocks.





THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

The Wilshire Target Large Value Index is a focused measurement of the large value sector of the market. The Index is comprised of large companies that are monitored using a variety of relative value criteria, the goal of which is to capture the most attractive value opportunities available. A high quality profile is required, eliminating companies that are undergoing adverse financial pressures. Companies that do not fall clearly into the defined value category are eliminated.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


                                                 Value
HGK EQUITY VALUE FUND                Shares      (000)
-------------------------------------------------------
[Bar Chart Omitted]
Plot Points are as follows:

SECTOR WEIGHTING+

Petroleum Refining - 11.0%
Food, Beverage & Tobacco - 9.5%
Banks - 8.6%
Medical Products & Services - 8.4%
Machinery - 8.3%
Drugs - 7.4%
Financial Services - 6.6%
Retail - 5.1%
Telephones & Telecommunications - 4.7%
Semi-Conductors/Instruments - 4.5%
Insurance - 3.8%
Computers & Services - 3.6%
Repurchase Agreeement 3.6%
Electrical Services - 3.3%
Aerospace & Defense - 2.7%
Paper & Paper Products - 2.3%
Petroleum & Fuel Products - 2.0%
Printing & Publishing - 1.8%
Metals - 1.5%
Chemicals - 1.3%

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

COMMON STOCK (96.7%)
AEROSPACE & DEFENSE (2.6%)
   General Dynamics                   5,900     $   387
                                                -------
BANKS (8.7%)
   Bank of America                    7,500         375
   JPMorgan Chase                     7,100         322
   US Bancorp                         9,300         292
   Washington Mutual                  6,100         275
                                                -------
                                                  1,264
                                                -------
CHEMICALS (1.3%)
   PPG Industries                     2,800         188
                                                -------
COMPUTERS & SERVICES (3.6%)
   Fiserv*                            5,200         234
   Oracle*                           20,000         292
                                                -------
                                                    526
                                                -------
DRUGS (7.4%)
   Abbott Laboratories                8,200         350
   Forest Laboratories*               4,500         182
   Merck                              5,600         193
   Pfizer                            14,300         362
                                                -------
                                                  1,087
                                                -------

                                                 Value
                                     Shares      (000)
-------------------------------------------------------
ELECTRICAL SERVICES (3.3%)
   FirstEnergy                        5,800     $   294
   PPL                                6,700         195
                                                -------
                                                    489
                                                -------
FINANCIAL SERVICES (6.6%)
   CIT Group                          1,500          81
   Citigroup                          6,100         305
   Fannie Mae                         5,500         278
   Morgan Stanley                     4,700         302
                                                -------
                                                    966
                                                -------
FOOD, BEVERAGE & TOBACCO (9.5%)
   Campbell Soup                      9,800         315
   Coca-Cola                          7,800         328
   General Mills                      5,800         286
   Kellogg                            5,900         273
   Sara Lee                          10,400         186
                                                -------
                                                  1,388
                                                -------
INSURANCE (3.8%)
   Allstate                           5,400         305
   American International Group       3,800         248
                                                -------
                                                    553
                                                -------
MACHINERY (8.4%)
   Deere                              4,700         412
   Eaton                              5,400         414
   Ingersoll-Rand, Cl A               9,000         394
                                                -------
                                                  1,220
                                                -------
MEDICAL PRODUCTS & SERVICES (8.4%)
   Boston Scientific*                15,700         365
   Fisher Scientific International*   3,000         212
   Johnson & Johnson                  5,900         346
   Laboratory Corp of America
    Holdings*                         5,300         302
                                                -------
                                                  1,225
                                                -------
METALS (1.5%)
   Phelps Dodge                       2,500         215
                                                -------
PAPER & PAPER PRODUCTS (2.3%)
   Kimberly-Clark                     2,300         135
   MeadWestvaco                       7,300         208
                                                -------
                                                    343
                                                -------
PETROLEUM & FUEL PRODUCTS (2.0%)
   Apache                             4,200         298
                                                -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (concluded)              THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


                                  Shares/Face     Value
HGK EQUITY VALUE FUND             Amount (000)    (000)
-------------------------------------------------------
REFINING (11.1%)
   Amerada Hess*                      2,900     $   415
   Chevron                            5,600         342
   ConocoPhillips                     6,400         428
   Marathon Oil                       5,400         429
                                                -------
                                                  1,614
                                                -------
PRINTING & PUBLISHING (1.8%)
   Gannett                            4,700         258
                                                -------
RETAIL (5.1%)
   Fortune Brands                     3,100         249
   Home Depot                         6,600         264
   Nike, Cl B                         2,900         237
                                                -------
                                                    750
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (4.5%)
   Intel                             10,000         200
   Micron Technology*                10,400         176
   Texas Instruments                  8,200         285
                                                -------
                                                    661
                                                -------
TELEPHONES & TELECOMMUNICATIONS (4.8%)
   AT&T                              12,300         322
   BellSouth                         11,000         372
                                                -------
                                                    694
                                                -------
TOTAL COMMON STOCK (Cost $12,402)                14,126
                                                -------

REPURCHASE AGREEMENT (3.6%)
   Morgan Stanley
     4.500%, dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $522,538
     (collateralized by a U.S.
     Treasury Bond, par value
     $521,923, 4.625%, 05/15/06;
     total market value $532,796)      $523         523
                                                -------
TOTAL REPURCHASE AGREEMENT (Cost $522)              523
                                                -------
TOTAL INVESTMENTS (100.3%) (Cost $12,924)        14,649
                                                -------


                                                  Value
                                                  (000)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
   Receivable due from Investment Adviser       $    12
   Payable for Investment Securities Purchased     (165)
   Income Distribution Payable                      (11)
   Administration Fees Payable                      (10)
   Chief Compliance Officer Fees Payable             (6)
   Distribution Fees Payable                         (3)
   Trustees' Fees Payable                            (3)
   Other Assets and Liabilities, Net                135
                                                -------
TOTAL OTHER ASSETS AND LIABILITIES                  (51)
                                                -------
   NET ASSETS -- 100.0%                         $14,598
                                                =======

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,284,115 outstanding
     shares of beneficial interest              $12,175
   Accumulated net realized gain
     on investments                                 698
   Net unrealized appreciation
     on investments                               1,725
                                                -------
   NET ASSETS                                   $14,598
                                                =======
   Net Asset Value and Redemption
     Price Per Share                            $ 11.37
                                                =======
   Maximum Offering Price
     Per Share -- ($11.37 / 94.50%)**           $ 12.03
                                                =======
 * NON-INCOME PRODUCING SECURITY.
** FOR A DESCRIPTION OF A POSSIBLE FRONT-END SALES CHARGE,
   PLEASE SEE THE FUND'S CURRENT PROSPECTUS.
CL -- CLASS


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the six month period ended April 30, 2006 (Unaudited)



                                                                        HGK
                                                                    EQUITY VALUE
                                                                        FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income...................................................    $  156
   Interest Income...................................................         9
--------------------------------------------------------------------------------
     Total Investment Income.........................................       165
--------------------------------------------------------------------------------
Expenses:
   Administration Fees...............................................        62
   Investment Advisory Fees..........................................        59
   Distribution Fees.................................................        16
   Trustees' Fees....................................................         6
   Chief Compliance Officer Fees.....................................         2
   Transfer Agent Fees...............................................        39
   Professional Fees.................................................        29
   Registration and Filing Fees......................................        12
   Printing Fees.....................................................        10
   Custodian Fees....................................................         2
   Insurance and Other Fees..........................................         3
--------------------------------------------------------------------------------
   Total Expenses....................................................       240
   Less: Investment Advisory Fees Waived (Note 5)....................       (59)
         Reimbursement from Investment Adviser (Note 5)..............       (82)
         Fees Paid Indirectly (Note 4)................................       (1)
--------------------------------------------------------------------------------
   Net Expenses......................................................        98
--------------------------------------------------------------------------------
       Net Investment Income.........................................        67
--------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold............................       703
   Net Change in Unrealized Appreciation on Investment Securities....       787
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments.................     1,490
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations..............    $1,557
================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                            THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2006 (Unaudited)
For the year ended October 31, 2005


                                                                                                     HGK
                                                                                                 EQUITY VALUE
                                                                                                     FUND
                                                                                         -------------------------
                                                                                           11/01/05      11/01/04
                                                                                          TO 4/30/06   TO 10/31/05
-------------------------------------------------------------------------------------------------------------------

Operations:
   Net Investment Income................................................................   $    67     $    82
   Net Realized Gain from Securities Sold...............................................       703       1,077
   Net Change in Unrealized Appreciation on Investments Securities......................       787         120
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.................................     1,557       1,279
-------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income................................................................       (67)        (78)
   Net Realized Gain....................................................................      (745)         --
-------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions....................................................      (812)        (78)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued...............................................................................     1,483       1,319
   In Lieu of Cash Distributions........................................................       811          78
   Redeemed.............................................................................      (341)     (1,622)
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions................     1,953        (225)
-------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets.........................................................     2,698         976
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period..................................................................    11,900      10,924
-------------------------------------------------------------------------------------------------------------------
   End of Period........................................................................   $14,598     $11,900
===================================================================================================================
Shares Transactions:
   Issued...............................................................................       134         127
   In Lieu of Cash Distributions........................................................        76           7
   Redeemed.............................................................................       (31)       (156)
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions................       179         (22)
===================================================================================================================
Amount designated as "--" is either $0 or has been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                 THE ADVISORS' INNER CIRCLE FUND

For a share outstanding throughout each period

For the six-month period ended April 30, 2006 (Unaudited) and the years ended October 31,



            Net               Realized and                                                       Net               Net
           Asset               Unrealized               Dividends Distributions                 Asset             Assets,   Ratio
           Value,      Net        Gain                  from Net      From          Total       Value,            End of of Expenses
         Beginning Investment   (Loss) on  Total from  Investment    Capital    Dividends and    End      Total   Period to Average
         of Period    Income    Securities  Operations     Income      Gains     Distributions of Period  Return+  (000)  Net Assets
         --------- ---------- ------------ ----------  ---------- ------------- ------------- ---------  ------- ------- -----------
---------------------
HGK EQUITY VALUE FUND
---------------------
---------------------------------------------------------------------------------------------------------------------------------
2006*     $10.77     $0.06(2)   $1.25(2)      $1.31      $(0.06)     $(0.65)       $(0.71)     $11.37     12.63%  $14,598   1.51%(1)
2005        9.69      0.07(2)    1.08(2)       1.15       (0.07)         --         (0.07)      10.77     11.89    11,900   1.50(1)
2004        8.64      0.08       1.05          1.13       (0.08)         --         (0.08)       9.69     13.07    10,924   1.50
2003        6.80      0.08       1.84          1.92       (0.08)         --         (0.08)       8.64     28.48     7,122   1.50
2002        8.46      0.07      (1.66)        (1.59)      (0.07)         --         (0.07)       6.80    (18.97)    5,241   1.50
2001        9.45      0.07      (0.78)        (0.71)      (0.06)      (0.22)        (0.28)       8.46     (7.67)    5,117   1.50



          Ratio of Expenses
              to Average         Ratio
              Net Assets         of Net
          (Excluding Waivers,  Investment
           Reimbursements,       Income      Portfolio
            and Fees Paid      to Average    Turnover
              Indirectly)      Net Assets      Rate
          -------------------  -----------   ---------

2006*           3.65%             1.01%        34.40%
2005            3.45              0.69         67.40
2004            3.07              0.81         44.54
2003            4.21              1.10         29.80
2002            4.19              0.80         33.70
2001            4.56              0.72         57.25




  * For the six-month period ended April 30, 2006. All ratios for the period have been annualized.
  + Total return is for the period indicated and has not been annualized. Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.
(1) The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratios would have been 1.50%.
(2) Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2006


     prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to Shareholders. Any net realized capital gains are distributed to Shareholders at least annually.

3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.  ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 per fund plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the period ended April 30, 2006, the Fund earned cash management credits of $964 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations. The effects of these credits on the Fund's expense ratio as a percentage of average daily net assets for the six months ended April 30, 2006, was a decrease of 0.01%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six-months ended April 30, 2006, were as follows (000):

Purchases                                      $5,484
Sales                                           4,397

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to share-

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2006


holder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The tax character of dividends and distributions paid as of October 31, 2005 and October 31, 2004 were as follows (000):

                                LONG-TERM
                 ORDINARY        CAPITAL
                  INCOME          GAIN           TOTAL
             ------------------------------------------------
   2005             $78             $--           $78
   2004              84              --            84

As of October 31, 2005, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                  $   78
Undistributed Long-Term Capital Gain              672
Unrealized Appreciation                           934
Other Temporary Differences                        (6)
                                               ------
Total Distributable Earnings                   $1,678
                                               ======

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. During the year ended October 31, 2005, the Fund utilized $339,850 of net capital loss carryforwards to offset net capital gains.

At April 30, 2006, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2006, are as follows (000):

Federal Tax Cost                              $12,931
                                              =======
Aggregate gross
   unrealized appreciation                    $ 2,185
Aggregate gross
   unrealized depreciation                       (467)
                                              -------
Net unrealized appreciation                   $ 1,718
                                              =======

8.  OTHER:

At April 30, 2006, there were no shareholders who held 10% of the total outstanding shares.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrange ments is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.  CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former auditor KPMG LLC. The dismissal of KPMG LLP, the Trust's former independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

DISCLOSURE OF FUND EXPENSES                      THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                             BEGINNING      ENDING                    EXPENSES
                              ACCOUNT      ACCOUNT      ANNUALIZED      PAID
                              VALUE         VALUE        EXPENSE       DURING
                             11/01/05      04/30/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
   Actual Fund Return       $1,000.00      $1,126.30       1.50%       $7.91
   Hypothetical 5% Return    1,000.00       1,017.36       1.50         7.50

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

For information call: 1-877-DIAL-HGK






     HGK-SA-005-1000

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.